Allowance for Credit Losses (Tables)	9 Months Ended
Sep. 30, 2021
Allowance For Credit Loss [Abstract]
Summary of Net Investment in Finance Leases and Container Leaseback Financing Receivable

The following table presents the net investment in finance leases and container leaseback financing receivable by internal credit rating category and year of origination as of September 30, 2021:

	Nine Months Ended September 30, 2021	2020	2019	2018	2017	Prior	Total
Tier 1	$759,221	$597,752	$106,715	$33,958	$6,948	$19,126	$1,523,720
Tier 2	64,108	38,231	34,813	19,272	17	5,656	162,097
Tier 3	7,586	2,484	6,169	583	—	312	17,134
Net investment in finance leases	$830,915	$638,467	$147,697	$53,813	$6,965	$25,094	$1,702,951

Tier 1	$12,239	$109,224	$204,299	$—	$—	$—	$325,762
Tier 2	5,583	—	30,450	—	—	—	36,033
Container leaseback financing receivable	$17,822	$109,224	$234,749	$—	$—	$—	$361,795